Stock-Based Compensation - Valuation Assumptions (Details)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Stock options
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions and Methodology [Abstract]
Risk free interest rate	0.41%	1.95%	2.80%
Expected term (in years)	6 years 1 month 10 days	6 years 7 days	6 years 1 month 10 days
Expected volatility	42.46%	41.48%	41.98%
Expected dividend yield	0.00%	0.00%	0.00%
Grants with market based conditions
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions and Methodology [Abstract]
Risk free interest rate	1.72%
Expected volatility	38.92%
Expected dividend yield	0.00%